Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Schedule of Ownership Percentages and Carrying Value of Investments Accounted for Using the Equity Method
The Group’s ownership percentages and the carrying value of investments accounted for using the equity method were as follows:

(€ thousands, except percentages)	Tom Ford International LLC	Pelletteria Tizeta S.r.l.	Norda Run Inc.	Filati Biagioli Modesto S.p.A.	Luigi Fedeli e Figlio S.r.l.	Total investments accounted for using the equity method
Group’s percentage interest at December 31, 2023	100%	100%	25%	40%	15%
Group’s percentage interest at December 31, 2022	15%	50%	—%	40%	—%

At January 1, 2022	18,345	3,416	—	686	—	22,447
Disposal	—	—	—	(2)	—	(2)
Net income	76	1,292	—	831	—	2,199
Translation differences	(1,996)	—	—	—	—	(1,996)
At December 31, 2022	16,425	4,708	—	1,515	—	22,648
Additions	1,845	—	6,580	6,700	4,656	19,781
Disposal	—	—	—	(13)	—	(13)
Net (loss)/income	(2,587)	350	(2)	(712)	(2)	(2,953)
Translation differences	764	—	43	—	—	807
Business combinations	(16,447)	(5,058)	—	—	—	(21,505)
At December 31, 2023	—	—	6,621	7,490	4,654	18,765

Schedule of Financial Information of Associates And Joint Ventures
Certain financial information of companies accounted for using the equity method is provided below at and for the period from the acquisition date to December 31, 2023 or for the year ended December 31, 2023, as required by IFRS 12—Disclosure of Interest in Other Entities (“IFRS 12”).

(€ thousands)	Norda Run Inc.	Filati Biagioli Modesto S.p.A.	Luigi Fedeli e Figlio S.r.l.
Total assets	8,291	61,084	30,121
Total liabilities	2,871	42,266	21,592
Total equity	5,420	18,818	8,529
Net revenues	4,433	52,253	7,048
Net income/(loss)	(7)	(1,789)	(13)